Financial results, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Finance Income Expense [Abstract]
Interest income	$ 39,229	$ 19,009	$ 12,366
Foreign exchange income	23,112	18,512	34,441
Other	214	0	0
Financial income	62,555	37,521	46,807
Interest expense	(115,223)	(118,219)	(69,228)
Foreign exchange loss	(82,333)	(44,895)	(125,240)
Changes in liability for Brazil concessions (Note 22)	(98,122)	(107,408)	(2,039)
Other	(6,369)	(2,429)	(3,332)
Financial loss	302,047	272,951	199,839
Net financial results	$ (239,492)	$ (235,430)	$ (153,032)